Equity - Summary of Capital Surplus (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Equity [abstract]
Additional paid-in capital	$ 24,406.8		$ 24,183.6
From merger	22,803.3		22,803.3
From convertible bonds	8,892.4		8,892.4
From difference between the consideration received and the carrying amount of the subsidiaries' net assets during actual disposal	8,406.3		8,406.3
Donations - donated by shareholders	11.3		11.3
From share of changes in equities of subsidiaries	4,199.9		4,229.9
From share of changes in equities of associates	302.4		311.8
Donations - unclaimed dividend	70.1		53.7
Employee restricted shares	783.9		438.0
Total	$ 69,876.4	$ 2,282.1	$ 69,330.3